KALMAR
                                                                          POOLED
                                                                      INVESTMENT
                                                                           TRUST
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


                                       KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 1998

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                       REPORT FROM MANAGEMENT
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


DEAR FELLOW SHAREHOLDERS & FRIENDS:

This is the second Semi-Annual Report for your Kalmar "Growth-with-Value" Small Cap Fund. This report covers approximately its first fifteen months of what we hope will be a long, successful and very rewarding experience for shareholders, among which your management team is proud to be meaningfully represented. As you can see by referencing the Comparative Performance Statistics below, we are pleased to present this Semi-Annual Report from the point of view of its "Inception to Date" and "One Year" returns and less pleased with respect to its "Year to Date" and "Latest Quarter".

COMPARATIVE PERFORMANCE.

                                INCEPTION TO DATE      ONE YEAR         YEAR TO DATE     LATEST QUARTER
TOTAL RETURN                     4/11/97-6/30/98   6/30/97-6/30/98    12/31/97-6/30/98   3/31/98-6/30/98
------------                    -----------------  ---------------    ----------------   ---------------
Kalmar Small Cap Fund                +48.91%           +23.68%            +1.75%             -5.43%
Russell 2000 Index                   +34.60%           +16.50%            +4.93%             -4.66%
Lipper Small Cap Funds               +34.14%           +15.52%            +6.45%             -3.86%
S&P 500 Index                        +52.55%           +30.16%           +17.71%             +3.30%

From the perspective of Kalmar Investment's sixteen-year history generating superior returns with the identical "Growth-with-Value" small company investment approach, we are not discouraged by the latest six-months results. It is natural that a patient approach like ours that focuses on longer-term ownership of inefficiently-valued "good growth businesses" carefully researched in-house -- and that avoids the temptation of trying to ride the mercurial edge of market psychology -- will have occasional periods of underperformance. Such should be expected with a genuine investment-oriented, hence, low-turnover style.

At the same time, as any experienced and disciplined U.S. small cap investor will attest, the last six to nine months have been a very perplexing period indeed. A period that has created a dangerously growing divergence in the U.S stock market between a small number of mega-cap market favorites trading at increasingly extreme valuations and the great body of other stocks which, relatively speaking, are languishing. A period when the smaller the company, the worse the performance -- quite the contrary to what fundamentals suggest should be taking place.

INVESTMENT OUTLOOK.

You may remember from the Fund's Annual Report issued in February that we voiced optimism about the potential for a shift toward small company stock market leadership in 1998. This followed an abrupt end in October to a long overdue small stock rally, precipitated by an investor flight to quality and liquidity amidst rising uncertainties from the Asian economic crisis. Among other factors, our rationale was based on the combination of the superior relative earnings growth potential of small, primarily domestically focused companies and their very appealing relative valuation contrasted with the sharply slowing earnings growth and historically stratospheric valuations of many of the large multinational companies that dominate the S&P 500.

The frustration for small-cap managers like Kalmar, no matter how savy and able, is that the actual investment fundamentals for small growth companies have meaningfully improved relative to most big companies for over a year now, as we have outlined in the past. Yet most such small stocks go ignored in a narrowing two-tiered market divergence. This is primarily a function of huge money flows into the same group of big name stocks from Main Street, and recently foreign investors also, chasing both performance and quality and liquidity, irrespective of exaggerated valuations. This isn't smart investing, it's greedy group think. In my thirty-plus years investment experience, and the substantial experience of your other team members, we've seen this movie before and the ending isn't pretty.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


Consider the following two studies. The first by Sanford Bernstein shows that a quarter of the top 1000 stocks now sell for over 40 times trailing earnings, with some 130 of these selling at over 40 times FORECAST earnings. Leading us to the following seven mega-cap market leaders, whose large gains alone account for OVER A THIRD of the entire gain of the S&P 500 this year (that's right, 7 stocks out of 500) and which trade for over 50 times FORECAST earnings: Dell Computer, Microsoft, Lucent, Pfizer, Warner-Lambert, Coca-Cola, and Cisco. History proves that such "flights to quality" at extreme valuations carry major risk. As we have said before, this phenomenon and certain others like the Internet stock mania are where the dangerous speculation is in this Bull Market.

The  second   study  by  Salomon   Smith  Barney  of   performance   by  company
capitalization size tells a similar tale of extreme tiering within the U.S. market.

UNWEIGHTED STOCK PRICE PERFORMANCE BY MARKET CAPITALIZATION
(YEAR-TO-DATE AS OF 6/30/98)

BY CAPITALIZATION                  PERFORMANCE           NUMBER OF STOCKS
-----------------                  -----------           ----------------
(LESSER THAN)$250 Million             -1.95%                  5309
$250 Million - $2 Billion             +1.11%                  2017
$2 Billion - $5 Billion               +3.59%                   414
$5 Billion - $20 Billion              +8.98%                   280
(GREATER THAN)$20 Billion            +16.62%                   112

Such is today's environment. The biggest stocks continue to set records as they move into thinner and thinner air, however illogically to our mind, while our universe of sound, smaller growth companies seemingly has to struggle for every eighth. The Good News is that your Kalmar portfolio companies on average are growing earnings and assets substantially faster than the S&P 500, with cleaner accounting, better balance sheets, and yet sell at historically big relative discounts. By rights, and given patience and appropriate respect for risk, that would appear to be a pretty compelling investment combination.

BIG PICTURE CONSIDERATIONS.

We conclude with the following very brief summary of some of the important Big Picture investment fundamentals, as your Kalmar team perceives them now: (1) The U.S. economy has entered a period of slowing growth but should continue to expand well into next year. (2) Inflation will remain subdued but it is not likely to decline further, as manufacturing/commodity deflation is offset by gradually rising labor cost/health care/service sector inflation. (3) Interest rates should remain in a range not far from current levels. (4) The dollar will remain firm and in demand until the escalating trade deficit attracts greater notice, perhaps early next year. (5) Other industrial economies will soon feel more of the force of Asia's troubles, causing probable global slowing. (6) Business profits will continue to slow, encouraging corporate managements to embark on another round of restructuring, accompanied by more recurring "non-recurring" charges. (7) China and Japan represent the big Asian risks now, with hopefully no more competitive devaluations to come; cross your fingers. (8) The big U.S. and European engines of growth can continue to carry the World economy but it's not getting easier. (9) The "Goldilocks" economic scenario is getting weaker and harder to rationalize, while the major stock market averages move even further into uncharted territory. And (10), since the Earnings prop under the stock market has weakened, this makes greater attention to the Liquidity and Sentiment drivers even more critical for investment strategy. It's the Main Street investing public and their unprecedented cash flows, not the professionals, that will determine the big moves in this market.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

Finally, we report on two housekeeping matters for your interest and to assist your tax planning. First, retroactive to January 1, 1998, Congress has reduced the 18 month holding period to qualify for the lowest 20% long-term capital gains tax rate to 12 months and has eliminated the 28% mid-term rate altogether. This should be very favorable for taxable investors in the Kalmar Fund, given our objective of fewer, better investment decisions for longer holding periods and larger gains. Second, while these interim figures should not be taken as predictive of the Fund's full year capital gains distribution, as of June 30, 1998, realized gains year-to-date were $+.207 in net long term gain per Fund Share.

Wishing you the best for a productive and healthy Summer and Fall, your growing Kalmar investment and administrative teams send their respect.

                                                   Yours sincerely,


                                                   [/S/ Fred B. Draper]

                                                   Ford B. Draper, Jr.
                                                   President

August 7, 1998

PLEASE BEAR IN MIND THAT INVESTING IN SMALL COMPANIES' STOCKS CAN INVOLVE HIGHER RISK AND VOLATILITY THAN THOSE OF LARGER COMPANIES. THE S&P 500 AND RUSSELL 2000 ARE UNMANAGED STOCK MARKET INDICES WITHOUT ANY ASSOCIATED EXPENSES AND THEIR RETURNS ASSUME THE REINVESTMENT OF ALL DIVIDENDS. THE LIPPER SMALL CAP FUND INDEX IS AN UNWEIGHTED INDEX OF MUTUAL FUND PERFORMANCE, WHICH CONSISTS OF THE AVERAGE RETURN OF THE 30 LARGEST SMALL CAP FUNDS. ALSO, PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES MAY FLUCTUATE, SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          SCHEDULE OF INVESTMENTS (UNAUDITED)
===================                                                JUNE 30, 1998
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                        MARKET
                                                                         VALUE
                                                            SHARES     (NOTE 2)
                                                           --------   ----------
COMMON STOCK -- 92.4%
BASIC MATERIALS -- 2.5%
         CHEMICALS - SPECIALTY -- 2.1%
         Cuno, Inc.* ...............................       161,100   $ 3,483,787
         Spartech Corp. ............................        99,600     2,135,175
                                                                     -----------
                                                                       5,618,962
                                                                     -----------
         PAPER & FOREST PRODUCTS -- 0.4%
         Caraustar Industries, Inc. ................        42,600     1,230,075
                                                                     -----------
         TOTAL BASIC MATERIALS ...................................     6,849,037
                                                                     -----------
CAPITAL GOODS -- 14.1%
         ELECTRICAL EQUIPMENT -- 4.2%
         American Precision Industries .............        67,400     1,027,850
         AMETEK, Inc. ..............................       128,500     3,766,656
         Benchmark Electronics, Inc.* ..............       136,150     2,723,000
         C & D Technology, Inc. ....................        67,250     3,900,500
                                                                     -----------
                                                                      11,418,006
                                                                     -----------
         MANUFACTURING - DIVERSE -- 5.0%
         Applied Power, Inc. (A Shares) ............       144,600     4,970,625
         Furon Co. .................................       300,200     5,441,125
         Penn Engineering & Manufacturing Corp. ....       128,500     3,212,500
                                                                     -----------
                                                                      13,624,250
                                                                     -----------
         MANUFACTURING - SPECIAL -- 4.9%
         Brady (W.H.) Co. ..........................        63,450     1,764,703
         Insituform Technologies (A Shares)* .......       468,800     6,489,950
         Paxar Corp. ...............................       125,100     1,438,650
         Zero Corp. ................................       135,200     3,836,300
                                                                     -----------
                                                                      13,529,603
                                                                     -----------
         TOTAL CAPITAL GOODS .....................................    38,571,859
                                                                     -----------
CONSUMER CYCLICALS -- 23.4%
         AUTO PARTS & EQUIPMENT -- 0.1%
         Finishmaster, Inc.* .......................        20,200       212,100
                                                                     -----------
         BUILDING MATERIALS -- 1.9%
         Kevco, Inc.* ..............................        32,300       712,619
         Shaw Group, Inc.* .........................       172,000     4,472,000
                                                                     -----------
                                                                       5,184,619
                                                                     -----------
         HARDWARE & TOOLS -- 0.2%
         Acorn Products, Inc.* .....................        60,900       426,300
                                                                     -----------
         HOUSEHOLD FURNITURE & APPAREL -- 3.9%
         Aaron Rents, Inc. .........................       300,650     6,013,000
         Watsco, Inc. ..............................       133,900     4,711,606
                                                                     -----------
                                                                      10,724,606
                                                                     -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
===================                                                JUNE 30, 1998
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                        MARKET
                                                                         VALUE
                                                            SHARES     (NOTE 2)
                                                           --------   ----------
         RETAIL - APPAREL -- 2.6%
         Shoe Pavilion, Inc.* ......................       200,000   $ 1,825,000
         Stage Stores, Inc.* .......................       118,900     5,380,225
                                                                     -----------
                                                                       7,205,225
                                                                     -----------
         RETAIL - DEPARTMENT STORES -- 2.0%
         Family Dollar Stores, Inc. ................       301,500     5,577,750
                                                                     -----------
         RETAIL - SPECIALTY -- 6.1%
         Casey's General Stores, Inc. ..............       284,100     4,705,406
         Department 56, Inc.* ......................        74,500     2,644,750
         Keystone Automotive Industries, Inc. ......       223,200     5,161,500
         Party City Corp.* .........................        95,100     2,793,562
         Sportsman's Guide, Inc.* ..................       300,000     1,350,000
                                                                     -----------
                                                                      16,655,218
                                                                     -----------
         SERVICES - ADVERTISING & MARKETING -- 0.5%
         Market Facts, Inc.* .......................        57,700     1,254,975
                                                                     -----------
         SERVICES - COMMERCIAL & CONSUMER -- 5.3%
         Cort Business Services Corp.* .............        90,700     2,857,050
         DeVRY, Inc.* ..............................       213,800     4,690,237
         Renters Choice, Inc.* .....................       247,600     7,025,650
                                                                     -----------
                                                                      14,572,937
                                                                     -----------
         TEXTILES - HOME FURNISHINGS -- 0.8%
         Interface, Inc. ...........................       110,600     2,232,737
                                                                     -----------
         TOTAL CONSUMER CYCLICALS ................................    64,046,467
                                                                     -----------
CONSUMER STAPLES -- 9.1%
         BROADCAST MEDIA -- 0.3%
         Blonder Tongue Laboratories, Inc.* ........        61,300       720,275
                                                                     -----------
         DISTRIBUTIONS - FOOD & HEALTH -- 4.2%
         Patterson Dental Co.* .....................       116,150     4,253,994
         Performance Food Group Co.* ...............       118,700     2,359,162
         US Foodservice, Inc.* .....................       136,900     4,800,056
                                                                     -----------
                                                                      11,413,212
                                                                     -----------
         HOUSEHOLD PRODUCTS -- 0.9%
         Lesco, Inc. ...............................       134,975     2,530,781
                                                                     -----------
         RESTAURANTS -- 2.6%
         Consolidated Products, Inc.* ..............       229,456     4,847,258
         Logan's Roadhouse, Inc.* ..................       114,900     2,384,175
                                                                     -----------
                                                                       7,231,433
                                                                     -----------
         SPECIALTY PRINTING -- 1.1%
         Cadmus Communications Corp. ...............       122,500     2,970,625
                                                                     -----------
         TOTAL CONSUMER STAPLES ..................................    24,866,326
                                                                     -----------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
===================                                                JUNE 30, 1998
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                        MARKET
                                                                         VALUE
                                                            SHARES     (NOTE 2)
                                                           --------   ----------
ENERGY -- 4.4%
         OIL & GAS - DRILLING & EQUIPMENT -- 3.2%
         Dawson Production Services, Inc.* ...........       90,700   $1,360,500
         EVI Weatherford, Inc.* ......................       60,400    2,242,350
         J. Ray McDermott, S.A.* .....................       58,630    2,433,145
         Superior Energy Services, Inc.* .............      166,450      842,653
         UNIFAB International, Inc. ..................      109,200    1,774,500
                                                                      ----------
                                                                       8,653,148
                                                                      ----------
         OIL & GAS - EXPLORATION & PRODUCTION -- 1.2%
         Brigham Exploration Co.* ....................       72,300      641,662
         Evergreen Resources, Inc.* ..................       72,500    1,359,375
         Patina Oil & Gas Corp. ......................      183,500    1,284,500
                                                                      ----------
                                                                       3,285,537
                                                                      ----------
         TOTAL ENERGY .............................................   11,938,685
                                                                      ----------
FINANCIAL -- 4.2%
         CONSUMER FINANCE -- 3.5%
         AmeriCredit Corp.* ..........................      158,900    5,670,744
         Doral Financial Corp. .......................      223,200    3,906,000
                                                                      ----------
                                                                       9,576,744
                                                                      ----------
         INSURANCE - LIFE & HEALTH -- 0.7%
         Penn Treaty American Corp.* .................       59,575    1,876,613
                                                                      ----------
         TOTAL FINANCIAL ..........................................   11,453,357
                                                                      ----------
HEALTHCARE -- 8.2%
         BIOTECHNOLOGY -- 0.9%
         Life Technologies, Inc. .....................       74,900    2,349,988
                                                                      ----------
         HEALTHCARE - DIVERSE -- 1.7%
         Sola International, Inc.* ...................      142,900    4,671,044
                                                                      ----------
         HEALTHCARE - DRUGS MAJOR -- 0.4%
         Chirex, Inc. ................................       62,400    1,095,900
                                                                      ----------
         HEALTHCARE - MANAGED CARE -- 1.6%
         Healthplan Services Corp. ...................      199,700    3,494,750
         PMR Corp.* ..................................       97,700      983,106
                                                                      ----------
                                                                       4,477,856
                                                                      ----------
         HEALTHCARE - MEDICAL PRODUCTS & SUPPLIES -- 2.6%
         ATL Ultrasound, Inc. ........................       88,900    4,056,063
         Dentsply International, Inc. ................      117,700    2,942,500
         Sonosight, Inc. .............................       19,366      141,614
                                                                      ----------
                                                                       7,140,177
                                                                      ----------
         HEALTHCARE - SPECIALIZED SERVICES -- 1.0%
         Renal Care Group, Inc.* .....................       48,500    2,137,031
         Veterinary Centers of America, Inc. .........       35,700      671,606
                                                                      ----------
                                                                       2,808,637
                                                                      ----------
         TOTAL HEALTHCARE .........................................   22,543,602
                                                                      ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
===================                                                JUNE 30, 1998
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                        MARKET
                                                                         VALUE
                                                           SHARES      (NOTE 2)
                                                          --------    ----------
TECHNOLOGY -- 25.8%
         COMMUNICATIONS - EQUIPMENT -- 1.2%
         Allen Telecom, Inc. .....................        111,800    $ 1,299,675
         Norstan, Inc.* ..........................         79,800      1,999,988
                                                                     -----------
                                                                       3,299,663
                                                                     -----------
         COMPUTER HARDWARE -- 0.4%
         Par Technology Corp.* ...................         30,000        181,875
         STB Systems, Inc.* ......................         72,100        901,250
                                                                     -----------
                                                                       1,083,125
                                                                     -----------
         COMPUTER SOFTWARE SERVICES -- 14.4%
         American Management Systems, Inc.* ......         85,300      2,553,669
         Caere Corp.* ............................        236,200      3,100,125
         Clarify, Inc.* ..........................        143,000      1,930,500
         Computer Horizons Corp.* ................        120,696      4,473,296
         Insight Enterprises, Inc.* ..............         72,600      2,904,000
         Interlink Computer Sciences, Inc.* ......         40,300        141,050
         INTERSOLV, Inc. .........................        325,200      5,223,525
         Landmark Systems Corp.* .................        148,100      1,277,363
         May & Speh, Inc.* .......................        204,700      4,068,413
         Natural Microsystems Corp.* .............         84,800      1,356,800
         Platinum Technology, Inc. ...............        104,000      2,970,500
         Systems & Computer Technology Corp.* ....        344,610      9,304,470
                                                                     -----------
                                                                      39,303,711
                                                                     -----------
         ELECTRONIC - INSTRUMENTS -- 3.4%
         Analogic Corp. ..........................        134,300      6,009,925
         Integrated Sensor Solutions, Inc.* ......        200,000      1,062,500
         Richardson Electronics, Ltd. ............        159,200      2,149,200
                                                                     -----------
                                                                       9,221,625
                                                                     -----------
         ELECTRONICS - DEFENSE -- 1.0%
         Electromagnetic Sciences, Inc.* .........        142,500      2,707,500
                                                                     -----------
         ELECTRONICS - DISTRIBUTION -- 0.3%
         Kent Electronics Corp.* .................         53,300        976,056
                                                                     -----------
         ELECTRONICS - MISCELLANEOUS COMPONENTS -- 2.6%
         ATMI, Inc.* .............................         55,000        825,000
         Integrated Circuit Systems, Inc.* .......         59,000        980,875
         Optek Technology, Inc.* .................        106,200      2,031,075
         Rogers Corp.* ...........................         96,600      3,187,800
                                                                     -----------
                                                                       7,024,750
                                                                     -----------
         SERVICES - COMPUTER SYSTEMS -- 2.5%
         Keane, Inc.* ............................        101,800      5,700,800
         National Computer Systems, Inc. .........         51,100      1,226,400
                                                                     -----------
                                                                       6,927,200
                                                                     -----------
         TOTAL TECHNOLOGY .......................................     70,543,630
                                                                     -----------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
===================                                                JUNE 30, 1998
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                       MARKET
                                                                       VALUE
                                                          SHARES      (NOTE 2)
                                                         --------   ----------
TRANSPORTATION -- 0.7%
         AIR FREIGHT -- 0.4%
         Airnet Systems, Inc.* ........................   80,900   $  1,304,513
                                                                   ------------
         TRUCKING -- 0.3%
         Gulfmark Offshore, Inc.* .....................   18,200        414,050
         Simon Transportation Services, Inc.* .........   55,800        373,163
                                                                   ------------
                                                                        787,213
                                                                   ------------
         TOTAL TRANSPORTATION ................................        2,091,726
                                                                   ------------
         TOTAL COMMON STOCK
           (COST $207,505,010) ...............................      252,904,689
                                                                   ------------

MONEY MARKET FUNDS -- 5.4%
         Provident Temp Cash (Dollar Series) ......... 7,363,082      7,363,082
         RBB Sansom Street Money Market Portfolio ...  7,363,081      7,363,081
                                                                   ------------
         TOTAL MONEY MARKET FUNDS (COST $14,726,163) ...........     14,726,163
                                                                   ------------

                                                           PAR
                                                          (000)
                                                          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.9%
        Federal Home Loan Mortgage Corp. Discount Notes
          5.150%, 07/14/98 (COST $7,979,133) ..........   $7,994      7,979,133
                                                                  -------------
TOTAL INVESTMENTS (COST $230,210,306) -- 100.7% ................   $275,609,985
OTHER ASSETS AND LIABILITIES, NET -- (0.7%) ....................     (1,999,882)
                                                                  -------------
NET ASSETS -- 100.0% ...........................................   $273,610,103
                                                                   ============


*  Non-income producing security.
(DAGGER) The cost for Federal income tax purposes was $210,408,079.  At June 30,
     1998, net unrealized appreciation was $65,201,906. This consisted of aggregate gross unrealized appreciation in which there was an excess of market value over tax cost of $75,353,088, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $10,151,182.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST              STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
===================                                                JUNE 30, 1998
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


ASSETS
Investments in securities, at market value
   (cost $230,210,306)(Note 2) ..............................     $ 275,609,985
Receivables for:
   Dividends and interest ...................................            98,719
   Investment securities sold ...............................            66,764
   Capital shares sold ......................................           250,000
Unamortized organizational costs (Note 2) ...................            21,913
                                                                  -------------
   Total Assets .............................................       276,047,381
                                                                  -------------

LIABILITIES
Payables for:
   Investment securities purchased ..........................         2,137,812
Due to Adviser (Note 4) .....................................           217,397
Accrued expenses ............................................            82,069
                                                                  -------------
   Total Liabilities ........................................         2,437,278
                                                                  -------------

NET ASSETS ..................................................     $ 273,610,103
                                                                  =============

NET ASSETS CONSISTED OF:
Shares of beneficial interest ...............................     $     196,269
Additional paid in capital ..................................       227,793,375
Accumulated net investment loss .............................          (557,909)
Accumulated net realized gain on investments (Note 2) .......           778,689
Net unrealized appreciation on investments ..................        45,399,679
                                                                  -------------

NET ASSETS FOR 19,626,917 SHARES ............................     $ 273,610,103
                                                                  =============

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
   ($273,610,103/19,626,917 outstanding shares of beneficial
   interest, $.01 par value).................................            $13.94
                                                                         ======


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          STATEMENT OF OPERATIONS (UNAUDITED)
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                                  FOR THE
                                                              SIX-MONTH PERIOD
                                                            ENDED JUNE 30, 1998
                                                            -------------------
INVESTMENT INCOME
   Dividends ................................................   $   314,362
   Interest .................................................       659,513
                                                                -----------
      Total Investment Income ...............................       973,875
                                                                -----------

EXPENSES
   Advisory fee .............................................     1,251,561
   Accounting fee ...........................................        44,867
   Administration fee .......................................       137,553
   Transfer agent fee .......................................         8,942
   Custodian fee ............................................        18,085
   Audit ....................................................         6,098
   Legal ....................................................        14,999
   Shareholder Reports ......................................        10,395
   Registration fee .........................................        20,459
   Trustees' fees and expenses ..............................         7,588
   Amortization of organizational expense ...................         2,876
   Miscellaneous ............................................         8,361
                                                                -----------
      Total Expenses ........................................     1,531,784
                                                                -----------

NET INVESTMENT LOSS .........................................      (557,909)
                                                                -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions .............       936,618
   Change in net unrealized appreciation on investments .....     3,072,353
                                                                -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .............     4,008,971
                                                                -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........   $ 3,451,062
                                                                ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          STATEMENTS OF CHANGES IN NET ASSETS
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                                    FOR THE            FOR THE PERIOD
                                                                 SIX-MONTH PERIOD   APRIL 11, 1997(DAGGER)
                                                               ENDED JUNE 30, 1998          THROUGH
                                                                   (UNAUDITED)         DECEMBER 31, 1997
                                                               -------------------  ----------------------
OPERATIONS
   Net investment loss ........................................   $    (557,909)       $    (598,871)
   Net realized gain on investment transactions ...............         936,618            8,860,431
   Change in net unrealized appreciation on investments .......       3,072,353           42,327,326
                                                                  -------------        -------------
      Net increase in net assets resulting from operations ....       3,451,062           50,588,886
                                                                  -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments ...........................              --           (8,860,431)
   Distribution in excess of net realized gain on investments .              --           (5,367,704)
                                                                  -------------        -------------
      Total Distributions .....................................              --          (14,228,135)
                                                                  -------------        -------------

SHARE TRANSACTIONS (A):
   Receipt from shares sold ...................................      40,666,134           45,578,705
   Receipt from securities transferred in-kind ................      12,088,879          136,516,678
   Shares reinvested ..........................................            --             12,948,955
   Shares redeemed ............................................      (9,302,429)          (4,748,632)
                                                                  -------------        -------------
      Net increase in net assets from Fund share transactions .      43,452,584          190,295,706
                                                                  -------------        -------------

TOTAL INCREASE IN NET ASSETS ..................................      46,903,646          226,656,457

NET ASSETS:
   Beginning of period ........................................     226,706,457               50,000
                                                                  -------------        -------------
   End of period ..............................................   $ 273,610,103        $ 226,706,457
                                                                  =============        =============

(A) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
   Shares sold ................................................       2,881,563            3,696,217
   Shares issued in exchange for securities transferred in-kind         851,608           12,234,389
   Shares reinvested ..........................................              --              957,763
   Shares redeemed ............................................        (659,892)            (339,731)
                                                                  -------------        -------------
   Net increase in shares .....................................       3,073,279           16,548,638

   Shares outstanding - Beginning balance .....................      16,553,638                5,000
                                                                  -------------        -------------
   Shares outstanding - Ending balance ........................      19,626,917           16,553,638
                                                                  =============        =============

(DAGGER) Commencement of Operations.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                         FINANCIAL HIGHLIGHTS
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                         FOR THE            FOR THE PERIOD
                                                                    SIX-MONTH PERIOD    APRIL 11, 1997(DAGGER)
                                                                   ENDED JUNE 30, 1998          THROUGH
                                                                       (UNAUDITED)         DECEMBER 31, 1997
                                                                   -------------------  ----------------------
Net asset value at beginning of period........................            $13.70                $10.00
                                                                          ======                ======
INVESTMENT OPERATIONS
Net investment loss...........................................             (0.03)                (0.04)
Net realized and unrealized gain on investments...............              0.27                  4.66
                                                                          ------                 -----
      Total from investment operations........................              0.24                  4.62
                                                                          ------                 -----
DISTRIBUTIONS
From net realized gain on investments.........................                --                 (0.57)
In excess of net realized gain on investments.................                --                 (0.35)
                                                                          ------                 -----
      Total distributions.....................................                --                 (0.92)
                                                                          ------                 -----
Net asset value at end of period..............................            $13.94                $13.70
                                                                          ======                ======
Total return..................................................             1.75%                46.35%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses(DOUBLE DAGGER)....................................            1.22%*                1.25%*
   Net investment loss........................................          (0.45)%*              (0.51)%*
Portfolio turnover rate.......................................             7.68%                34.39%
Average commission rate paid 1................................           $0.0548               $0.0544
Net assets at end of period (000 omitted).....................          $273,610              $226,706


*  Annualized.
(DAGGER) Commencement of Operations.
(DOUBLE  DAGGER)  Rodney  Square  Management   Corporation,   the  Fund's  prior
     administrator and accounting agent, waived a portion of its administration and accounting fees for the period ended December 31, 1997. If these expenses had been incurred by the Fund, the annualized ratio of expenses to average daily net assets for the period ended December 31, 1997 would have been 1.32%.
1 Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


    1. DESCRIPTION OF THE FUND. The Kalmar "Growth-With-Value" Small Cap Fund (the "Fund") is the first series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware business trust organized on November 6, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

    2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund.

    SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, the security will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees. There were no securities valued by the Board of Trustees on June 30, 1998.

    FEDERAL INCOME TAXES. The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision has been provided.

    DISTRIBUTIONS TO SHAREHOLDERS. Distributions of net investment income and net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    DEFERRED ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that the Fund commenced operations. In the event that any of the initial shares of the Fund are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

    USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

             KALMAR
             POOLED
         INVESTMENT
              TRUST       NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

    TRANSFERS IN-KIND. Upon commencement of the Fund's investment operations, a number of separately managed accounts managed by Kalmar Investment Advisers, transferred appreciated securities in exchange for Fund shares. For purposes of generally accepted accounting principles, the book cost of any securities transferred in-kind to the Fund is equal to the market value of such securities on their respective dates of contribution to the Fund. For tax purposes, the cost of any securities transferred in-kind to the Fund is equal to the cost of such securities to the contributing party on the date of contribution. The result is a difference between book cost and tax cost to the Fund.

    OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. For the six-month period ended June 30, 1998, realized gains for Federal income tax reporting purposes amounted to $4,062,160. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

    3. PURCHASES AND SALES OF INVESTMENT SECURITIES. During the six-month period ended June 30, 1998, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:


       Purchases ..................................      $67,262,424*
       Sales ......................................       17,591,559
       * Includes securities transferred in-kind

    4. INVESTMENT ADVISORY FEE AND OTHER SERVICES. The Fund employs Kalmar Investment Advisers as its investment adviser (the "Adviser"). Pursuant to an Investment Advisory agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the officers and Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. For the six-month period ended June 30, 1998, the Fund incurred Advisory fees of $1,251,561.

    Prior to January 5, 1998, Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which is wholly owned by Wilmington Trust Corporation, a publicly held bank holding company, served as Administrator to the Fund pursuant to an Administration Agreement with the Trust on behalf of the Fund. Effective January 5, 1998, the services previously provided by RSMC are provided by PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company. As Administrator, PFPC is responsible for services such as budgeting, maintaining federal registration of the Fund's shares, financial reporting, compliance monitoring and corporate management. For the services provided, the Fund pays a monthly administration fee at an annual rate based upon the average daily net assets of the Fund of 0.15% of average daily net assets up to $50 million and 0.10% of average daily net assets over $50 million. The administration fee earned by RSMC for the period January 1, 1998 through January 4, 1998, amounted to $2,677 and the fee earned by PFPC for the period January 5, 1998, through June 30, 1998 amounted to $134,876.

             KALMAR
             POOLED
         INVESTMENT
              TRUST       NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

    Prior to January 5, 1998, RSMC determined the net asset value per share of the Fund and provided accounting services to the Fund pursuant to an Accounting Services Agreement with the Trust. Effective January 5, 1998, the services previously provided by RSMC are provided by PFPC. The Fund pays an annual fee of $45,000, plus an amount based on the average daily net assets of the Fund as follows: 0.03% of average daily net assets over $50 million up to $100 million and 0.02% of average daily net assets over $100 million. The accounting services fee earned by RSMC for the period January 1, 1998 through January 4, 1998, amounted to $919 and the fee earned by PFPC for the period January 5, 1998, through June 30, 1998 amounted to $43,948.

    Prior to January 5, 1998, RSMC also served as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Agreement with the Trust on behalf of the Fund. Effective January 5, 1998, the services previously provided by RSMC are provided by PFPC.

    Prior to January 5, 1998, WTC served as Custodian of the assets of the Fund pursuant to a Custody Agreement with the Trust. Effective January 5, 1998, the services previously provided by WTC are provided by PNC Bank, N.A.

    Certain Trustees and officers of the Trust are also officers of the Adviser. Such Trustees and officers are paid no fees by the Trust for serving as Trustees or officers of the Trust.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISER
                           KALMAR INVESTMENT ADVISERS
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              GREENVILLE, DE 19807



                                   UNDERWRITER
                          PROVIDENT DISTRIBUTORS, INC.
                     FOUR FALLS CORPORATE CENTER, 6TH FLOOR
                        WEST CONSHOHOCKEN, PA 19428-2961



                              SHAREHOLDER SERVICES
                                    PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809



                                    CUSTODIAN
                                 PNC BANK, N.A.
                               1600 MARKET STREET
                             PHILADELPHIA, PA 19103



                                  LEGAL COUNSEL
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                               18TH & ARCH STREETS
                           PHILADELPHIA, PA 19103-2799



                                    AUDITORS
                           PRICEWATERHOUSECOOPERS LLP
                             2400 ELEVEN PENN CENTER
                             PHILADELPHIA, PA 19103

                         KALMAR POOLED INVESTMENT TRUST
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              GREENVILLE, DE 19807
                              (PHONE) 302-658-7575
                               (FAX) 302-658-7513

KL06 - 8/98